Annual Total Returns[BarChart] - PGIM Jennison Focused Value Fund - Z	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	(1.73%)	17.61%	34.03%	8.19%	(2.08%)	15.52%	16.25%	(13.49%)	20.97%	1.21%